Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of effective income tax rate reconciliation

The following table presents a reconciliation of income tax expense (benefit) computed at the statutory federal income tax rate to the effective income tax rate as reflected in the consolidated financial statements:

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Federal income tax expense at statutory rate	35.0%	35.0%	35.0%
State income tax, net of federal benefit	5.0%	5.0%	3.4%
Permanent differences	(0.7)%	0.0%	(0.2)%
Stock-based compensation	(1.9)%	(2.6)%	(6.3)%
Research credits	2.2%	1.9%	1.8%
Other, net	(1.3)%	(0.1)%	0.4%
Payroll Tax Credit Election	(0.7)%	0.0%	0.0%
Change in valuation allowance	(1.1)%	(39.2)%	(34.1)%
Deferred rate change	(36.5)%	0.0%	0.0%

Effective tax rate	0.0%	0.0%	0.0%

Schedule of deferred tax assets and liabilities

The following table presents the significant components of the Company’s deferred tax assets and liabilities:

	December 31, 2017	December 31, 2016
Deferred tax assets:
U.S. and state net operating loss carryforwards	$24,744,841	$24,322,172
Accruals and other temporary differences	202,301	529,462
Amortization	35,783	32,171
Stock-based compensation	1,591,131	1,847,441
Tax credit carryforward	1,964,189	1,423,292

Total deferred tax assets	28,538,245	28,154,538
Less valuation allowance	(28,533,755)	(28,127,611)

Deferred tax assets	4,490	26,927

Deferred tax liabilities:
Stock-based compensation	(4,490)	(23,316)
Depreciation	—	(3,611)
Accruals and other temporary differences	—	—

Deferred tax liabilities	(4,490)	(26,927)

Net deferred tax assets	$—	$—